Schedule II (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 371,000,000	$ 484,000,000	$ 419,000,000	$ 309,000,000
Valuation Allowances and Reserves, Period Increase (Decrease)	12,000,000	70,000,000	125,000,000
Valuation Allowances and Reserves, Deductions	$ (125,000,000)	$ (5,000,000)	$ (15,000,000)